Share capital - Disclosure of Detail of Change in Founders' Warrants, Warrants, Stock Options and Free Shares (Details)																							12 Months Ended
	May 24, 2024 € / shares	Jul. 20, 2023 € / shares	Jun. 27, 2023 shares	Jun. 22, 2022 shares € / shares	Jun. 21, 2021 shares € / shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 € / shares	Apr. 10, 2013 € / shares	Dec. 31, 2024 shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares uSDollarPerEuro	Dec. 31, 2023 shares
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							4,172,089			3,513,246
Number of shares issued (in shares)																							0
Outstanding, end of period (in shares)																							4,936,540			4,172,089
BSPCE
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							557,367			614,726
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(90,300)			(57,359)
Outstanding, end of period (in shares)																							467,067			557,367
Number of shares issuable (in shares)																							467,067	467,067	467,067	557,367
BSPCE 08-2013
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																					€ 5.92
Outstanding, beginning of period (in shares)																							0			50,000
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			(50,000)
Outstanding, end of period (in shares)																							0			0
Number of shares issuable (in shares)																							0	0	0	0
BSPCE 09-2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 18.68
Outstanding, beginning of period (in shares)																							85,750			86,150
Number of shares issued (in shares)																				97,200			0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(85,750)			(400)
Outstanding, end of period (in shares)																							0			85,750
Number of shares issuable (in shares)																							0	0	0	85,750
BSPCE 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 18.57
Outstanding, beginning of period (in shares)																							68,100			68,450
Number of shares issued (in shares)																			71,650				0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(350)			(350)
Outstanding, end of period (in shares)																							67,750			68,100
Number of shares issuable (in shares)																							67,750	67,750	67,750	68,100
BSPCE 2015-3
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																		€ 20.28
Outstanding, beginning of period (in shares)																							28,400			30,350
Number of shares issued (in shares)																		53,050					0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(1,050)			(1,950)
Outstanding, end of period (in shares)																							27,350			28,400
Number of shares issuable (in shares)																							27,350	27,350	27,350	28,400
BSPCE 2016
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 14.46
Outstanding, beginning of period (in shares)																							197,017			200,626
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(2,100)			(3,609)
Outstanding, end of period (in shares)																							194,917			197,017
Number of shares issuable (in shares)																							194,917	194,917	194,917	197,017
BSPCE 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 15.93
Outstanding, beginning of period (in shares)																							178,100			179,150
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(1,050)			(1,050)
Outstanding, end of period (in shares)																							177,050			178,100
Number of shares issuable (in shares)																							177,050	177,050	177,050	178,100
BSA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							151,251			185,251
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(10,000)			(34,000)
Outstanding, end of period (in shares)																							141,251			151,251
Number of shares issuable (in shares)																							14,431	14,431	14,431	14,431
BSA 2013
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																						€ 6.37
Outstanding, beginning of period (in shares)																							0			6,000
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			(6,000)
Outstanding, end of period (in shares)																							0			0
Number of shares issuable (in shares)																							0	0	0	0
BSA 2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 17.67				€ 17.67
Outstanding, beginning of period (in shares)																							10,000			10,000
Number of shares issued (in shares)																				14,000			0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(10,000)			0
Outstanding, end of period (in shares)																							0			10,000
Number of shares issuable (in shares)																							0	0	0	0
BSA 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 17.67
Outstanding, beginning of period (in shares)																							21,000			21,000
Number of shares issued (in shares)																			26,000				0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							21,000			21,000
Number of shares issuable (in shares)																							0	0	0	0
BSA 2015-2 a
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																	€ 19.54
Outstanding, beginning of period (in shares)																							64,000			64,000
Number of shares issued (in shares)																	64,000						0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							64,000			64,000
Number of shares issuable (in shares)																							0	0	0	0
BSA 2018-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 13.55
Outstanding, beginning of period (in shares)																							0			28,000
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			(28,000)
Outstanding, end of period (in shares)																							0			0
Number of shares issuable (in shares)																							0	0	0	0
BSA 2018-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares												€ 16.10
Outstanding, beginning of period (in shares)																							5,820			5,820
Number of shares issued (in shares)												5,820											0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							5,820			5,820
Number of shares issuable (in shares)																							0	0	0	0
BSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.66
Outstanding, beginning of period (in shares)																							18,000			18,000
Number of shares issued (in shares)											18,000												0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							18,000			18,000
Number of shares issuable (in shares)																							0	0	0	0
BSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares								€ 6.59
Outstanding, beginning of period (in shares)																							18,000			18,000
Number of shares issued (in shares)								18,000															0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							18,000			18,000
Number of shares issuable (in shares)																							0	0	0	0
BSA 2021
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares						€ 13.47	€ 13.47
Outstanding, beginning of period (in shares)																							14,431			14,431
Number of shares issued (in shares)							48,103																0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding, end of period (in shares)																							14,431			14,431
Number of shares issuable (in shares)																							14,431	14,431	14,431	14,431
OSA
Share Based Payment [Roll Forward]
Outstanding at beginning of period (in shares)																							2,336,175			2,059,523
Issued (in shares)																							1,224,780			338,860
Exercised (in shares)																							0			0
Forfeited (in shares)																							(48,653)			(62,208)
Outstanding at end of period (in shares)																							3,512,302			2,336,175
Number of shares issuable (in shares)																							939,927	939,927	939,927	671,059
OSA 2016-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 13.05
Outstanding at beginning of period (in shares)																							400			400
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							400			400
Number of shares issuable (in shares)																							400	400	400	400
OSA 2016-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares															€ 14.26
Outstanding at beginning of period (in shares)																							4,000			4,000
Issued (in shares)															4,000								0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							4,000			4,000
Number of shares issuable (in shares)																							4,000	4,000	4,000	4,000
OSA 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 14.97
Outstanding at beginning of period (in shares)																							500			500
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							500			500
Number of shares issuable (in shares)																							500	500	500	500
OSA 2018
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 12.87
Outstanding at beginning of period (in shares)																							52,000			52,000
Issued (in shares)													62,000										0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(2,000)			0
Outstanding at end of period (in shares)																							50,000			52,000
Number of shares issuable (in shares)																							50,000	50,000	50,000	52,000
OSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.08
Outstanding at beginning of period (in shares)																							25,750			25,750
Issued (in shares)											37,500												0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(1,000)			0
Outstanding at end of period (in shares)																							24,750			25,750
Number of shares issuable (in shares)																							24,750	24,750	24,750	25,750
OSA LLY 2019
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares										€ 6.41
Outstanding at beginning of period (in shares)																							500,000			500,000
Issued (in shares)										500,000													0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							500,000			500,000
Number of shares issuable (in shares)																							0	0	0	0
OSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares									€ 6.25
Outstanding at beginning of period (in shares)																							377,775			381,173
Issued (in shares)									407,972														0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(9,068)			(3,398)
Outstanding at end of period (in shares)																							368,707			377,775
Number of shares issuable (in shares)																							368,707	368,707	368,707	377,775
OSA 2021-04
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares							€ 13.74
Outstanding at beginning of period (in shares)																							396,200			421,200
Issued (in shares)							571,200																0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(12,068)			(25,000)
Outstanding at end of period (in shares)																							384,132			396,200
Number of shares issuable (in shares)																							38,532	38,532	38,532	30,134
OSA 2021-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares					€ 12.99
Outstanding at beginning of period (in shares)																							120,000			120,000
Issued (in shares)					120,000																		0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			0
Outstanding at end of period (in shares)																							120,000			120,000
Number of shares issuable (in shares)																							60,000	60,000	60,000	40,000
OSA 2022-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares				€ 4.16
Outstanding at beginning of period (in shares)																							540,690			554,500
Issued (in shares)																							0			0
Exercised (in shares)																							0			0
Forfeited (in shares)																							(21,277)			(13,810)
Outstanding at end of period (in shares)																							519,413			540,690
Number of shares issuable (in shares)																							286,750	286,750	286,750	140,500
OSA 2023-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares		€ 5.00
Outstanding at beginning of period (in shares)																							318,860			0
Issued (in shares)																							0			338,860
Exercised (in shares)																							0			0
Forfeited (in shares)																							0			(20,000)
Outstanding at end of period (in shares)																							318,860			318,860
Number of shares issuable (in shares)																							106,288	106,288	106,288	0
OSA 2024-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares	€ 5.81
Outstanding at beginning of period (in shares)																							0
Issued (in shares)																							1,224,780
Exercised (in shares)																							0
Forfeited (in shares)																							(3,240)
Outstanding at end of period (in shares)																							1,221,540			0
Number of shares issuable (in shares)																							0	0	0
AGA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							1,127,296			653,746
Number of shares issued (in shares)																							0			866,320
Exercised (in shares)																							(293,523)			(354,510)
Forfeited (in shares)																							(17,853)			(38,260)
Outstanding, end of period (in shares)																							815,920			1,127,296
Number of shares issuable (in shares)																							815,920	815,920	815,920	1,127,296
AGA 2021
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							0			354,711
Number of shares issued (in shares)																							0			0
Exercised (in shares)																							0			(354,510)
Forfeited (in shares)																							0			(201)
Outstanding, end of period (in shares)																							0			0
Number of shares issuable (in shares)																							0	0	0	0
AGA 2022
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							293,776			299,035
Number of shares issued (in shares)				300,039																			0			0
Exercised (in shares)																							(293,523)		(293,523)	0
Forfeited (in shares)																							(253)			(5,259)
Outstanding, end of period (in shares)																							0		0	293,776
Number of shares issuable (in shares)																							0	0	0	293,776
AGA 2023 - P1
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							400,960			0
Number of shares issued (in shares)			427,110																				0			427,110
Exercised (in shares)																							0			0
Forfeited (in shares)																							(8,500)			(26,150)
Outstanding, end of period (in shares)																							392,460			400,960
Number of shares issuable (in shares)																							392,460	392,460	392,460	400,960
AGA 2023 - P2
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																							432,560			0
Number of shares issued (in shares)			439,210																				0			439,210
Exercised (in shares)																							0			0
Forfeited (in shares)																							(9,100)			(6,650)
Outstanding, end of period (in shares)																							423,460		423,460	432,560
Number of shares issuable (in shares)																							423,460	423,460	423,460	432,560